Statements of Consolidated Cash Flows - USD ($) $ in Millions	12 Months Ended
	Apr. 30, 2018		Apr. 30, 2017	Apr. 30, 2016
Operating Activities
Net income	$ 1,338.6		$ 592.3	$ 688.7
Adjustments to reconcile net income to net cash provided by (used for) operations:
Depreciation	206.3		211.7	221.7
Amortization	206.8		207.3	208.4
Goodwill impairment charge	145.0	[1]	0.0	0.0
Other intangible assets impairment charges	31.9		133.2	0.0
Share-based compensation expense	15.4		22.0	34.6
Gain on divestiture	0.0		0.0	(25.3)
Deferred income tax expense (benefit)	(803.4)		(79.4)	(95.2)
Loss on disposal of assets - net	6.6		4.4	5.6
Other noncash adjustments – net	3.7		0.4	(2.2)
Defined benefit pension contributions	(39.6)		(28.7)	(8.6)
Changes in assets and liabilities, net of effect from businesses acquired:
Trade receivables	54.7		8.9	(21.9)
Inventories	54.0		(10.4)	240.1
Other current assets	(5.3)		8.9	14.6
Accounts payable	19.0		2.1	46.1
Accrued liabilities	20.5		(39.8)	2.4
Income and other taxes	(28.7)		7.9	146.9
Other – net	(7.5)		18.2	5.1
Net Cash Provided by (Used for) Operating Activities	1,218.0		1,059.0	1,461.0
Investing Activities
Businesses acquired, net of cash acquired	0.0		0.0	7.9
Equity investment in affiliate	0.0		0.0	(16.0)
Additions to property, plant, and equipment	(321.9)		(192.4)	(201.4)
Proceeds from divestiture	0.0		0.0	193.7
Proceeds from sale of investment	0.0		40.6	0.0
Proceeds from disposal of property, plant, and equipment	13.4		0.5	4.0
Other – net	30.9		(38.4)	33.5
Net Cash Provided by (Used for) Investing Activities	(277.6)		(189.7)	21.7
Financing Activities
Short-term borrowings (repayments) – net	(310.0)		170.0	58.0
Proceeds from long-term debt	799.6		0.0	0.0
Repayments of long-term debt	(1,050.3)		(200.0)	(800.0)
Quarterly dividends paid	(350.3)		(339.3)	(316.6)
Purchase of treasury shares	(7.0)		(437.6)	(441.1)
Other – net	(4.0)		0.8	0.8
Net Cash Provided by (Used for) Financing Activities	(922.0)		(806.1)	(1,498.9)
Effect of exchange rate changes on cash	7.4		(6.2)	0.4
Net increase (decrease) in cash and cash equivalents	25.8		57.0	(15.8)
Cash and cash equivalents at beginning of year	166.8		109.8	125.6
Cash and Cash Equivalents at End of Year	$ 192.6		$ 166.8	$ 109.8

[1]	There have been no goodwill impairment charges recognized in prior periods.